o FAS SA-3

                        SUPPLEMENT DATED NOVEMBER 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
    (FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND, FRANKLIN TEMPLETON MODERATE
             TARGET FUND AND FRANKLIN TEMPLETON GROWTH TARGET FUND)
                             DATED DECEMBER 1, 2001

The Statement of Additional Information is amended as follows:

I. The section under "Officers and Trustees," listing the names, ages and addresses of the officers and board members, as well as their affiliations, positions held with the Trust and principal occupations beginning on page 19 is replaced with the following:

 The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

 INDEPENDENT BOARD MEMBERS
---------------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (80)      Trustee        Since 1995     106               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and formerly, Director, MotherLode
Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (69)          Trustee        Since 1995     133               Director, RBC Holdings,
One Franklin Parkway                                                           Inc. (bank holding
San Mateo, CA 94403-1906                                                       company) and Bar-S Foods
                                                                               (meat packing company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, President, Chief Executive Officer and Chairman of the
Board, General Host Corporation (nursery and craft centers) (until 1998).
-------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (69)       Trustee        Since 1995     134               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (49)         Trustee         Since 1998      85               Director, Amerada Hess
One Franklin Parkway                                                           Corporation (exploration
San Mateo, CA 94403-1906                                                       and refining of oil and
                                                                               gas); Hercules Incorporated
                                                                               (chemicals, fibers and
                                                                               resins); Beverly
                                                                               Enterprises, Inc.
                                                                               (health care); H.J. Heinz
                                                                               Company (processed foods
                                                                               and allied products); RTI
                                                                               International Metals, Inc.
                                                                               (manufacture and
                                                                               distribution of titanium);
                                                                               Digex Incorporated (web
                                                                               hosting provider); and
                                                                               Canadian National Railway
                                                                               (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department
(1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (72)      Trustee           Since 1995        106            Director, The California
One Franklin Parkway                                                           Center for Land Recycling
San Mateo, CA 94403-1906                                                       (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (asset management); and formerly, Chairman, Peregrine Venture Management
Company (venture capital).
--------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (73)     Trustee           Since 1995         133            Director, Martek
One Franklin Parkway                                                           Biosciences Corporation;
San Mateo, CA 94403-1906                                                       WorldCom, Inc.
                                                                               (communications services);
                                                                               MedImmune, Inc.
                                                                               (biotechnology);
                                                                               Overstock.com (Internet
                                                                               services); and Spacehab,
                                                                               Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and formerly,
Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group
(investment banking) (until 1992); and President, National Association of Securities Dealers, Inc.
(until 1987).
---------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (68)      Chairman of    Since 1995     133               None
One Franklin Parkway           the Board
San Mateo, CA 94403-1906       and Trustee

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust
Company International; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
--------------------------------------------------------------------------------------------------------
**RUPERT H JOHNSON, JR. (61)   Trustee,        Trustee        116              None
One Franklin Parkway           President       and
San Mateo, CA 94403-1906       and Chief       President
                               Executive       since 1995
                               Officer-        and Chief
                               Investment      Executive
                               Management      Officer-
                                               Investment
                                               Management
                                               since
                                               October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President
and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin
Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin
Resources, Inc.
-------------------------------------------------------------------------------------------------------
HARMON E. BURNS (56)          Vice             Since 1995      Not             None
One Franklin Parkway          President                        Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin
Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (41)       Vice             Since 1995       Not            None
One Franklin Parkway          President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer,
Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers,
LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)        Senior            Since            Not            None
500 East Broward Blvd.       Vice              October 2002     Applicable
Suite 2100                   President
Fort Lauderdale, FL          and Chief
33394-3091                   Executive
                             Officer-
                             Finance and
                             Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------

DAVID P. GOSS (54)            Vice            Since 2000        Not            None
One Franklin Parkway          President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director,
Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin
Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)          Vice           Since 2000        Not            None
One Franklin Parkway           President                        Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President,
Templeton Worldwide, Inc.; officer of 50 of the investment companies in Franklin Templeton
Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)        Vice              Since           Not            Director, FTI Banque,
600 5th Avenue                President-        May 2002        Applicable     Arch Chemicals,
Rockefeller Center            AML Compliance                                   Inc. and Lingnan
New York, NY 10048-0772                                                        Foundation.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.;
and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (37)     Treasurer        Treasurer        Not            None
One Franklin Parkway          and Chief        since 2000       Applicable
San Mateo, CA 94403-1906      Financial        and Chief
                              Officer          Financial
                                               Officer
                                               since
                                               September
                                               2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (64)       Vice             Since 2000        Not            None
One Franklin Parkway         President                          Applicable
San Mateo, CA 94403-1906     and
                             Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

              Please keep this supplement for future reference.